Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	ATHERSYS, INC / NEW
Entity Central Index Key	0001368148
Document Type	S-1
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 25,533	$ 8,785
Available-for-sale securities		3,999
Accounts receivable	490	689
Prepaid clinical trial costs		629
Prepaid expenses and other	286	332
Total current assets	26,309	14,434
Equipment, net	1,294	1,267
Total assets	27,603	15,701
Current liabilities:
Accounts payable	1,767	2,301
Accrued compensation and related benefits	827	444
Accrued clinical trial costs	950	872
Accrued expenses	934	663
Deferred revenue		3,140
Total current liabilities	4,478	7,420
Note payable	169
Warrant liabilities	2,709	983
Stockholders' equity:
Preferred stock, at stated value;10,000,000 shares authorized, and no shares issued and outstanding at December 31, 2012 and December 31, 2011
Common stock, $0.001 par value;100,000,000 shares authorized, 53,058,632 and 24,487,260 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	53	24
Additional paid-in capital	253,889	226,206
Accumulated other comprehensive income		28
Accumulated deficit	(233,695)	(218,960)
Total stockholders' equity	20,247	7,298
Total liabilities and stockholders' equity	$ 27,603	$ 15,701

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	53,058,632	53,058,632
Common stock, shares outstanding	24,487,260	24,487,260

Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Contract revenue	$ 7,380	$ 9,015	$ 6,685
Grant revenue	1,328	1,329	2,254
Total revenues	8,708	10,344	8,939
Costs and expenses
Research and development (including stock compensation expense of $150, $205 and $545 in 2012, 2011 and 2010, respectively)	19,636	18,930	14,779
General and administrative (including stock compensation expense of $331, $347 and $921 in 2012, 2011 and 2010, respectively)	4,753	4,916	5,387
Depreciation	320	278	284
Total costs and expenses	24,709	24,124	20,450
Loss from operations	(16,001)	(13,780)	(11,511)
Other expense net	(1,172)	(863)	(69)
Income from change in fair value of warrants	2,404	812
Interest income	34	85	203
Net loss	(14,735)	(13,746)	(11,377)
Basic and diluted net loss per common share	$ (0.45)	$ (0.59)	$ (0.6)
Weighted average shares outstanding, basic and diluted	32,556,781	23,239,019	18,929,749
Items included in other comprehensive income (loss):
Proportional share of comprehensive (loss) income of equity method investment	(28)	28
Unrealized (loss) gain on available-for-sale securities	(28)	(26)	(45)
Other comprehensive (loss) income items	(28)	2	(45)
Comprehensive loss	$ (14,763)	$ (13,744)	$ (11,422)

Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Research and development
Stock compensation expense	$ 150	$ 205	$ 545
General and administrative
Stock compensation expense	$ 331	$ 347	$ 921

Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit
Beginning balance at Dec. 31, 2009	$ 18,957	$ 0	$ 19	$ 212,704	$ 71	$ (193,837)
Preferred stock, shares at Dec. 31, 2009		0
Common stock, shares at Dec. 31, 2009			18,929,333
Stock based compensation	1,466			1,466
Issuance of common stock and warrants, net of issuance costs	4			4
Issuance of common stock and warrants, net of issuance costs, Shares			1,345
Net loss	(11,377)					(11,377)
Other Comprehensive income (loss) items	(45)				(45)
Ending Balance at Dec. 31, 2010	9,005	0	19	214,174	26	(205,214)
Preferred stock, shares at Dec. 31, 2010		0
Common stock, shares at Dec. 31, 2010			18,930,678
Stock based compensation	552			552
Issuance of common stock and warrants, net of issuance costs	11,485		5	11,480
Issuance of common stock and warrants, net of issuance costs, Shares			5,556,582
Net loss	(13,746)					(13,746)
Other Comprehensive income (loss) items	(26)				2
Ending Balance at Dec. 31, 2011	7,298	0	24	226,206	28	(218,960)
Preferred stock, shares at Dec. 31, 2011		0
Common stock, shares at Dec. 31, 2011	24,487,260		24,487,260
Stock based compensation	481			481
Issuance of common stock and warrants, net of issuance costs	27,231		29	27,202
Issuance of common stock and warrants, net of issuance costs, Shares			28,571,372
Net loss	(14,735)					(14,735)
Other Comprehensive income (loss) items	(28)				(28)
Ending Balance at Dec. 31, 2012	$ 20,247	$ 0	$ 53	$ 253,889	$ 0	$ (233,695)

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net loss	$ (14,735)	$ (13,746)	$ (11,377)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	320	278	284
Realized gain on investments and available-for-sale securities	(183)	(55)
Stock-based compensation	481	552	1,466
Issuance of common stock to former lenders	1,005	683
(Gain) included in other income (expense), net, for the period	(2,404)	(812)
Amortization of premium on available-for-sale securities and other	11	58	225
Changes in operating assets and liabilities:
Accounts receivable	199	1,745	(1,853)
Prepaid expenses and other assets	580	(511)	(63)
Accounts payable and accrued expenses	201	983	562
Deferred revenue	(3,140)	(3,664)	165
Net cash used in operating activities	(17,665)	(14,489)	(10,591)
Investing activities
Purchase of available-for-sale securities		(12,508)	(8,834)
Proceeds from maturities of available-for-sale securities	4,237	21,672	10,753
Purchases of equipment	(347)	(590)	(390)
Net cash provided by investing activities	3,890	8,574	1,529
Financing activities
Proceeds from note payable	166
Proceeds from issuance of common stock and warrants, net	30,357	12,595
Net cash provided by financing activities	30,523	12,595
Increase (decrease) in cash and cash equivalents	16,748	6,680	(9,062)
Cash and cash equivalents at beginning of year	8,785	2,105	11,167
Cash and cash equivalents at end of year	$ 25,533	$ 8,785	$ 2,105

Background	12 Months Ended
Dec. 31, 2012
Background/Collaborations and Revenue Recognition [Abstract]
Background

A. Background

We are an international biopharmaceutical company that is focused primarily in the field of regenerative medicine and operate in one business segment. Our operations consist primarily of research and product development activities.

Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Accounting Policies

B. Accounting Policies

Principles of Consolidation

The consolidated financial statements include our accounts and results of operations and those of our wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. Investments in joint ventures are accounted for using the equity method when we do not control the investee, but have the ability to exercise significant influence over the investee’s operations and financial policies. We liquidated our investment in our joint venture in January 2012 and recognized a gain of $183,000.

Revenue Recognition

Our license and collaboration agreements may contain multiple elements, including license and technology access fees, research and development funding, manufacturing revenue, cost-sharing, milestones and royalties. The deliverables under such an arrangement are evaluated under Accounting Standards Codification (“ASC”) 605-25, Multiple-Element Arrangements. Effective January 1, 2011, we adopted ASU 2009-13, Multiple-Deliverable Revenue Arrangements (“ASU 2009-13”), which amended the guidance in ASC 605-25 on the accounting for arrangements involving the delivery of more than one element. Pursuant to the new standard, each required deliverable is evaluated to determine whether it qualifies as a separate unit of accounting based on whether the deliverable has “stand-alone value” to the customer. The arrangement’s consideration that is fixed or determinable is then allocated to each separate unit of accounting based on the relative selling price of each deliverable. In general, the consideration allocated to each unit of accounting is recognized as the related goods or services are delivered, limited to the consideration that is not contingent upon future deliverables.

We adopted this new accounting standard on a prospective basis for agreements containing multiple elements entered into on or after January 1, 2011, and for any agreements entered into prior to January 1, 2011, but materially modified on or after that date.

The primary impact of adopting the new standard is expected to be the earlier recognition of revenue for multiple element arrangements. The adoption of ASU 2009-13 did not have a material impact on our consolidated results of operations for the years ended December 31, 2011 and 2012, or on our financial position as of December 31, 2011 and 2012. The impact of adopting this new accounting standard is dependent on the terms and conditions of any future arrangements that we may enter into that include multiple elements and arrangements entered into prior to January 1, 2011 that are materially modified. Depending on the terms of any such arrangements, the adoption of this accounting standard may have a material impact on our consolidated results of operations or financial position as it may have the potential effect of less revenue deferral for new collaborations than we have historically experienced. We recognized revenue of $7.9 million for the year ended December 31, 2011 and deferred revenue of $3.1 million as of December 31, 2011 pertaining to collaborations which were entered into prior to our adoption of ASU 2009-13 and which were not modified on or after January 1, 2011. The performance period for our multiple element arrangements concluded in 2012.

For agreements entered into prior to January 1, 2011 and not materially modified thereafter, we continue to apply our prior accounting policy with respect to such arrangements. Under this policy, the deliverables under the arrangement are evaluated to assess whether they have standalone value and objective and reliable evidence of fair value, and if so, are accounted for as a single unit. We then recognize revenue for each unit based on the culmination of the earnings process under ASC 605-S25, issued as Staff Accounting Bulletin (“SAB”) Topic 13, and our estimated performance period for the single units of accounting based on the specific terms of each collaborative agreement. We subsequently adjust the estimated performance periods, if appropriate, on a prospective basis based upon available facts and circumstances. Future changes in estimates of the performance period may materially impact the timing of future revenue recognized. Amounts received prior to satisfying the revenue recognition criteria for contract revenues are recorded as deferred revenue in the accompanying balance sheets. Reimbursement amounts (other than those accounted for using collaboration accounting) paid to us are recorded on a gross basis in the statements of operations as contract revenues.

Effective January 1, 2011, we adopted ASU 2010 – 17, Revenue Recognition — Milestone Method. The adoption of the new standard did not have a material impact on our consolidated results of operations for the year ended December 31, 2011 or on our financial position as of December 31, 2011 as we had been recognizing revenue from at-risk, performance milestones that are substantive in the period that the milestone is achieved, as defined in the respective contracts.

Also included in contract revenue are license fees received from Bristol-Myers Squibb, which are specifically set forth in the license and collaboration agreement as amounts due to us based on our completion of certain tasks (e.g., delivery and acceptance of a cell line) and development milestones (e.g., clinical trial phases), and as such, are not based on estimates that are susceptible to change. Such amounts are invoiced and recorded as revenue as tasks are completed and as milestones are achieved.

Similarly, grant revenue consists of funding under cost reimbursement programs primarily from federal and state sources for qualified research and development activities performed by us, and as such, are not based on estimates that are susceptible to change. Such amounts are invoiced (unless prepaid) and recorded as revenue as tasks are completed.

Cash and Cash Equivalents

We consider all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash equivalents are primarily invested in money market funds and commercial paper. The carrying amount of our cash equivalents approximates fair value due to the short maturity of the investments.

Research and Development

Research and development expenditures, which consist primarily of costs associated with external clinical and preclinical study fees, manufacturing costs, salaries and related personnel costs, legal expenses resulting from intellectual property application processes, and laboratory supply and reagent costs, including direct and allocated overhead expenses, are charged to expense as incurred.

Collaborative Arrangements

Collaborative arrangements that involve cost or future profit sharing are reviewed to determine the nature of the arrangement and the nature of the collaborative parties’ businesses. The arrangements are also reviewed to determine if one party has sole or primary responsibility for an activity, or whether the parties have shared responsibility for the activity. If responsibility for an activity is shared and there is no principal party, then the related costs of that activity are recognized by us on a net basis in the statement of operations (e.g., total cost less reimbursement from collaborator). If we are deemed to be the principal party for an activity, then the costs and revenues associated with that activity are recognized on a gross basis in the statement of operations. The accounting may be susceptible to change if the nature of a collaborator’s business changes. Our only collaboration accounted for on a net basis was our cost-sharing collaboration with Angiotech Pharmaceuticals, Inc. (“Angiotech”), which was terminated in 2011.

Clinical Trial Costs

Clinical trial costs are accrued based on work performed by outside contractors, who manage and perform the trials. We obtain initial estimates of total costs based on enrollment of subjects, project management estimates and other activities. Actual costs are typically charged to us and recognized as the tasks are completed by the contractor, and if we are invoiced based on progress payments as opposed to actual costs, we develop estimates of work completed to date. Accrued clinical trial costs may be subject to revisions as clinical trials progress, and any revisions are recorded in the period in which the facts that give rise to the revisions become known.

Royalties

We may be required to make future royalty payments to certain parties based on product sales under license agreements. We did not pay any royalties during the three-year period ended December 31, 2012.

Investments in Available-for-Sale Securities

We determine the appropriate classification of investment securities at the time of purchase and re-evaluate such designation as of each balance sheet date. Our investments typically consist of United States government obligations and corporate debt securities, which are classified as available-for-sale and are valued based on quoted prices in active markets for identical assets (Level 1). Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of applicable tax, reported as a component of accumulated other comprehensive income. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization or accretion is included in interest income. Realized gains and losses on available-for-sale securities are included in interest income. The cost of securities sold is based on the specific identification method. Interest earned on securities classified as available-for-sale is included in interest income. None of our financial assets are in markets that are not active.

Long-Lived Assets

Equipment is stated at acquired cost less accumulated depreciation. Laboratory and office equipment are depreciated on the straight-line basis over the estimated useful lives (three to ten years). Leasehold improvements are amortized over the shorter of the lease term or estimated useful life.

Long-lived assets are evaluated for impairment when events or changes in circumstances indicate that the carrying amount of the asset or related group of assets may not be recoverable. If the expected future undiscounted cash flows are less than the carrying amount of the asset, an impairment loss is recognized at that time. Measurement of impairment may be based upon appraisal, market value of similar assets or discounted cash flows.

Patent Costs and Rights

Costs of prosecuting and maintaining patents and patent rights are expensed as incurred. As of December 31, 2012, we have filed for broad intellectual property protection on our proprietary technologies. We currently have numerous United States patent applications and corresponding international patent applications related to our technologies, as well as many issued United States and international patents.

Comprehensive Income (Loss)

Unrealized gains and losses on our available-for-sale securities are the only components of accumulated other comprehensive income.

Concentration of Credit Risk

Our accounts receivable are generally comprised of amounts due from collaborators and granting authorities and are subject to concentration of credit risk due to the absence of a large number of customers. At December 31, 2012, the majority of our accounts receivable are due from granting authorities. We do not require collateral from these customers.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Stock-Based Compensation

We recognize stock-based compensation expense on the straight-line method and use a Black-Scholes option-pricing model to estimate the fair value of option awards. The expected term of options granted represent the period of time that option grants are expected to be outstanding. We use the “simplified” method to calculate the expected life of option grants given our limited history of exercise activity and determine volatility by using our historical stock volatility. The fair value of our restricted stock units are equal to the closing price of our common stock on the date of grant and is expensed over the vesting period on a straight-line basis. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by persons who receive equity awards.

Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. If actual forfeitures vary from the estimate, we recognize the difference in compensation expense in the period the actual forfeitures occur or when options vest.

All of the aforementioned estimates and assumptions are evaluated on a quarterly basis and may change as facts and circumstances warrant. Changes in these assumptions can materially affect the estimate of the fair value of our share-based payments and the related amount recognized in our financial statements.

The following weighted-average input assumptions were used in determining the fair value of the Company’s stock-based compensation awards:

	December 31,
	2012	2011	2010
Volatility	117.3%	125.7%	119.5%
Risk-free interest rate	0.8%	1.5%	1.0%
Expected life of option	5.72 years	5.96 years	4.09 years
Expected dividend yield	0.0%	0.0%	0.0%

Income Taxes

Deferred tax liabilities and assets are determined based on the differences between the financial reporting and tax basis of assets and liabilities and are measured using the tax rate and laws currently in effect. We evaluate our deferred income taxes to determine if a valuation allowance should be established against the deferred tax assets or if the valuation allowance should be reduced based on consideration of all available evidence, both positive and negative, using a “more likely than not” standard.

We had no liability for uncertain income tax positions as of December 31, 2012 and 2011. Our policy is to recognize potential accrued interest and penalties related to the liability for uncertain tax benefits, if applicable, in income tax expense. Net operating loss and credit carryforwards since inception remain open to examination by taxing authorities, and will for a period post utilization.

Net Loss per Share

Basic and diluted net loss per share has been computed using the weighted-average number of shares of common stock outstanding during the period. We have outstanding options and warrants that are not used in the calculation of diluted net loss per share because to do so would be anti-dilutive. The following instruments were excluded from the calculation of diluted net loss per share because their effects would be anti-dilutive:

	Year ended December 30,
	2012	2011	2010
Outstanding options	4,058,184	4,499,601	4,308,013
Restricted stock units	70,814	39,300	0
Outstanding warrants	5,806,853	6,435,496	5,125,496

	9,935,851	10,974,397	9,433,509

Reclassifications

Certain prior year amounts have been reclassified to conform with current year presentations.

Equipment	12 Months Ended
Dec. 31, 2012
Equipment [Abstract]
Equipment

C. Equipment

	December 31,
Equipment consists of (in thousands):	2012	2011
Laboratory equipment	$6,741	$6,430
Office equipment and leasehold improvements	3,842	3,806

	10,583	10,236
Accumulated depreciation	(9,289)	(8,969)

	$1,294	$1,267

Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments [Abstract]
Financial Instruments

D. Financial Instruments

Investments in Available-for-Sale Securities

Our available-for-sale securities typically include United States government obligations and corporate debt securities. As of December 31, 2011, all of our investments were in United States government obligations, including government-backed agencies, and we had no investments at December 31, 2012.

The following is a summary of available-for-sale securities (in thousands) at December 31, 2011:

	Amortized Cost	Gross Unrealized Losses	Gross Unrealized Gains	Estimated Fair Value
December 31, 2011:
United States government obligations, including government-backed agencies	$3,999	$—	$—	$3,999

We had no realized gains or losses on the sale of available-for-sale securities for any of the periods presented. Unrealized gains and losses on our available-for-sale securities are excluded from earnings and are reported as a separate component of stockholders’ equity within accumulated other comprehensive income until realized. When available-for-sale securities are sold in the future, the cost of the securities will be specifically identified and used to determine any realized gain or loss. There was no net unrealized gain on available-for-sale securities as of December 31, 2012 and 2011.

Fair Value Measurements

We classify the inputs used to measure fair value into the following hierarchy:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2	Unadjusted quoted prices in active markets for similar assets or liabilities, or unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or inputs other than quoted prices that are observable for the asset or liability.

Level 3	Unobservable inputs for the asset or liability.

The following table provides a summary of the financial assets and liabilities measured at fair value on a recurring basis as follows: (in thousands):

		Fair Value Measurements at December 31, 2012 Using
Description	Balance as of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Warrant liabilities	$2,709	$—	$—	$2,709

		Fair Value Measurements at December 31, 2011 Using
Description	Balance as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available-for-sale securities	$3,999	$3,999	$—	$—
Warrant liabilities	$983	$—	$—	$983

We review and reassess the fair value hierarchy classifications on a quarterly basis. Changes from one quarter to the next related to the observability of inputs in a fair value measurement may result in a reclassification between fair value hierarchy levels. There were no reclassifications for all periods presented.

Fair value is based upon quoted market prices in active markets for our level 1 investments. The estimated fair value of warrants accounted for as liabilities, representing a level 3 fair value measure, was determined on the issuance date and subsequently marked to market at each financial reporting date. The fair value of the warrants is estimated using the expected volatility based on the historical volatilities of comparable companies from a representative peer group selected based on industry and market capitalization, using a Black-Scholes pricing model. The fair value of the warrants issued in March 2012 is determined using probability weighted-average assumptions that give consideration to the exercise price repricing feature that is dependent upon the consummation of future qualified offerings, as defined, and requisite stockholder approval. The following inputs were used at December 31, 2012:

	Warrants Issued February 2011		Warrants Issued March 2012
Expected volatility	71.3%		80.7%
Risk-free interest rate	0.36%		0.72%
Expected life	3.08	years	4.20	years
Fair value at December 31, 2012 (in thousands)	$249		$2,460

A roll-forward of fair value measurements using significant unobservable inputs (Level 3) for the warrants is as follows (in thousands):

Year ended
December 31, 2012
Balance January 1, 2012	$983
Issuance of warrants March 2012	4,130
Settlements	—
(Gain) included in other income (expense), net, for the period	(2,404)

Balance December 31, 2012	$2,709

Financing Arrangements

We lease office and laboratory space under operating leases. The lease for our corporate offices and laboratories began in 2000 and currently expires in March 2016, and we have the option to renew annually through 2019. Our rent is $267,000 per year and our rental rate has not changed since the lease inception in 2000. Also, we lease office and laboratory space for our Belgian subsidiary, which currently expires in July 2015 and includes options to renew annually through July 2022, with annual rent of $159,000, subject to adjustments based on an inflationary index

Aggregate rent expense was approximately $415,000, $397,000 and $387,000 in 2012, 2011 and 2010, respectively. The future annual minimum lease commitments at December 31, 2012 are approximately $444,000 for 2013, $453,000 for 2014, $370,000 for 2015, and $67,000 for 2016.

In April 2012, we entered into an arrangement with the Global Cardiovascular Innovation Center and the Cleveland Clinic Foundation pursuant to which we are entitled to proceeds of up to $500,000 in the form of a forgivable loan to fund certain remaining preclinical work using MultiStem to treat congestive heart failure and for preparing the program for an investigational new drug application with the U.S. Food and Drug Administration. Interest on the loan accrues at a fixed rate of 4.25% per annum, and is added to the outstanding principal. The principal and interest on the loan will be forgiven based on the achievement of a certain milestone, unrelated to the preclinical work, within three to four years. As of December 31, 2012, we have drawn $166,000 of this financing, which is reflected on the balance sheet as a non-current note payable, including interest.

Our former lenders retained a right to receive remaining milestone payments up to $1.3 million as of December 31, 2011 (from an original amount of $2.25 million) upon the occurrence of certain events, and the final balance was settled in full in 2012 in connection with equity offerings during the year. We elected to pay 75% of the milestone payments in shares of common stock at the per-share offering prices in 2012 and $1.3 million in cash and stock-based milestone payments were recognized as other expense in the year. In 2011, milestone expense was $0.9 million and no milestone expense was incurred in 2010.

We paid no interest during the three years ended December 31, 2012.

Collaborations and Revenue Recognition	12 Months Ended
Dec. 31, 2012
Background/Collaborations and Revenue Recognition [Abstract]
Collaborations and Revenue Recognition

E. Collaborations and Revenue Recognition

Pfizer

In 2009, we entered into a collaboration with Pfizer Inc. (“Pfizer”) to develop and commercialize our MultiStem ® product candidate to treat inflammatory bowel disease (“IBD”) for the worldwide market. Under the terms of the agreement, we received a non-refundable up-front payment from Pfizer and research funding and support through June 2012. In addition, we are eligible to receive milestone payments upon the successful achievement of certain development, regulatory and commercial milestones, for which we evaluated the nature of the events triggering these contingent payments and concluded that these events constituted substantive milestones that will be recognized as revenue in the period in which the underlying triggering event occurs. In concluding that each milestone is substantive, we considered factors such as whether the associated consideration fairly represents either the level of effort required to reach the milestone or the value added to the product based on the achievement of such milestone. No significant milestone revenue has been recognized to date.

Pfizer pays us for manufacturing product for clinical development and commercialization purposes. Pfizer has responsibility for development, regulatory and commercialization and will pay us tiered royalties on worldwide commercial sales of MultiStem IBD products. Alternatively, in lieu of royalties and certain commercialization milestones, we may elect to co-develop with Pfizer and the parties will share development and commercialization expenses and profits/losses on an agreed basis beginning at Phase III clinical development.

We evaluated the facts and circumstances of the agreement and determined the Pfizer agreement had multiple deliverables that should be combined into a single unit of accounting. We recognized the license and technology access fee and research and development funding ratably on a straight-line basis over the estimated performance period, which was completed mid-2012, and measured manufacturing revenue beginning upon the culmination of the earnings process and recognized it over the performance period of the bundled unit of accounting.

Angiotech

In November 2011, we reached an agreement with Angiotech Pharmaceuticals, Inc. (“Angiotech”) to terminate the collaboration agreement and license between the parties, reflecting a change in Angiotech’s business and financial strategy. As a result of the termination, we regained ownership of all rights for developing our stem cell technologies and products for cardiovascular disease indications such as acute myocardial infarction (“AMI”), and Angiotech no longer has any license rights with respect to our technologies. Angiotech made its final cost-sharing payment in 2011 in connection with collaboration activities and has no further obligations to us.

In the case of a new AMI collaboration, Angiotech will be entitled to a future payment from us equal to a percentage of cash license fee payments we receive within the first six months from a third-party related to such AMI collaboration, and is not entitled to other downstream payments. The future payment, if any, will be either (i) 15% of third-party license fees if an AMI collaboration is established after the initiation of enrollment in a Phase II AMI clinical trial, but before we have spent $5.0 million on the clinical trial, and within 24 months of the termination agreement, or (ii) 10% of third-party license fees up to a maximum of $5.0 million to Angiotech if an AMI collaboration is established after the initiation of enrollment in a Phase II AMI clinical trial, and after we have spent $5.0 million on the clinical trial, and within 36 months of the termination agreement. Prior to the termination of the collaboration, our clinical costs were recorded net of Angiotech’s cost-share reimbursements, which amounted to $312,000 and $628,000 in 2011 and 2010, respectively.

RTI Biologics, Inc.

In 2010, we entered into an agreement with RTI Biologics, Inc. (“RTI”) to develop and commercialize biologic implants using our technology for certain orthopedic applications in the bone graft substitutes market. Under the terms of the agreement, we received a $5.0 million license fee in installments, of which $3.0 million was guaranteed and received in 2010 and 2011, and $2.0 million was contingent upon future events and considered a substantive milestone at the inception of the agreement. We evaluated the facts and circumstances and determined the RTI agreement had obligations constituting deliverables and concluded that it has multiple deliverables, including deliverables relating to the grant of a license to our technology and performance of research and development services, and concluded that these deliverables should be combined into a single unit of accounting. We recognized the $3.0 million guaranteed license fee ratably on a straight-line basis over the estimated performance period, which was completed in 2011.

In September 2012, RTI agreed to make the remaining $2.0 million license fee payments by December 31, 2012, and we agreed to provide RTI with certain technical support through December 31, 2012. The $2.0 million consideration associated with the amendment was recognized over the performance period from September 2012 through December 2012.

We are also eligible to receive $35.5 million in cash payments upon the successful achievement of certain commercial milestones. We evaluated the nature of the events triggering these contingent payments and concluded that these events are substantive and that revenue will be recognized in the period in which each underlying triggering event occurs. In addition, we will receive tiered royalties on worldwide commercial sales, if any, of implants using our technologies. No milestone or royalty revenue has been recognized to date.

Capitalization and Warrant Liability	12 Months Ended
Dec. 31, 2012
Capitalization and Warrant Liability [Abstract]
Capitalization and Warrant Liability

F. Capitalization and Warrant Liability

Capitalization

At December 31, 2012, we had 100.0 million shares of common stock and 10.0 million shares of undesignated preferred stock authorized. No shares of preferred stock have been issued as of December 31, 2012.

The following shares of common stock were reserved for future issuance (in thousands):

	December 31
	2012	2011
Stock-based compensation plans	5,490	5,500
Warrants to purchase common stock — 2007 offering	—	4,976
Warrants to purchase common stock — former lenders	149	149
Warrants to purchase common stock — 2011 offering	1,310	1,310
Warrants to purchase common stock — 2012 offering	4,348	—

	11,297	11,935

In October 2012, we completed a public offering generating net proceeds of approximately $18.3 million through the issuance of 19,802,000 shares of common stock at a price of $1.01 per share. In November 2012, the underwriters exercised in full their right to purchase an additional 2,970,300 shares of common stock, solely to cover over-allotments. The exercise of the full over-allotment option generated an additional $2.8 million of net proceeds.

In March 2012, we completed a private placement financing generating net proceeds of approximately $8.1 million through the issuance of 4,347,827 shares of common stock and five-year warrants to purchase 4,347,827 shares of common stock with an exercise price of $2.07 per share. The securities were sold in multiples of a fixed combination of one share of common stock and a warrant to purchase one share of common stock at an offering price of $2.07 per fixed combination, and the warrants include price protection in the event we sell stock below the exercise price, as defined. As a result of the October 2012 public offering and in accordance with the terms of the warrants, we sought and obtained stockholder approval in February 2013 to reduce the exercise price of these warrants to $1.01 per share.

In November 2011, we entered into an equity purchase agreement, which provides that Aspire Capital Fund, LLC (“Aspire Capital”) is committed to purchase up to an aggregate of $20.0 million of shares of our common stock over a two-year term, subject to our election to sell any such shares. Under the agreement, we have the right to sell shares, subject to certain volume limitations and a minimum floor price, at a modest discount to the prevailing market price. As part of the agreement, Aspire Capital made an initial investment of $1.0 million in us through the purchase of 666,667 shares of our common stock at $1.50 per share in 2011, and received 266,667 additional shares as compensation for its commitment. In 2012, we sold an additional 800,000 shares to Aspire Capital at an average price of $1.57 per share (no shares were sold during the quarter ended December 31, 2012). As of December 31, 2012, we have received aggregate proceeds of approximately $2.3 million under the equity purchase agreement since its inception.

In February 2011, we completed a registered direct offering with net proceeds of $11.8 million through the issuance of 4,366,667 shares of common stock and five-year warrants to purchase 1,310,000 shares of common stock with an exercise price of $3.55 per share. The securities were sold in multiples of a fixed combination of one share of common stock and a warrant to purchase 0.3 of a share of common stock at an offering price of $3.00 per fixed combination.

Warrant Liabilities

We account for common stock warrants as either liabilities or as equity instruments depending on the specific terms of the warrant agreement. Registered common stock warrants that could require cash settlement are accounted for as liabilities. We classify these warrant liabilities on the consolidated balance sheet as a non-current liability, which is revalued at fair value at each balance sheet date subsequent to the initial issuance. We use the Black-Scholes valuation model to value the warrant liability at its fair value. Changes in the fair market value of the warrant are reflected in the consolidated statement of operations as other income (expense).

The warrants we issued in both the March 2012 private placement and the February 2011 registered direct offering each contain a provision for net cash settlement in the event that there is a fundamental transaction (e.g., merger, sale of substantially all assets, tender offer, or share exchange). If a fundamental transaction occurs in which the consideration issued consists of all cash or stock in a non-public company, then the warrant holder has the option to receive cash equal to a Black Scholes value of the remaining unexercised portion of the warrant. Further, the March 2012 warrants include price protection in the event we sell stock below the exercise price, as defined. As a result of the October 2012 public offering and in accordance with the terms of the warrants, we sought and obtained stockholder approval in February 2013 to reduce the exercise price of these 4,347,827 warrants to $1.01 per share.

The warrants have been classified as liabilities, as opposed to equity, due to the potential cash settlement upon the occurrence of certain events as described above, and are recorded at their fair values at each balance sheet date. See Note D.

As of December 31, 2012, we had the following outstanding warrants to purchase shares of common stock:

Number of Underlying Shares	Exercise Price	Expiration
149,026	$5.00	June 8, 2014
1,310,000	$3.55	February 2, 2016
4,347,827	$2.07	March 14, 2017

5,806,853

Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation [Abstract]
Stock-Based Compensation

G. Stock-Based Compensation

We have two incentive plans that authorized an aggregate of 5,500,000 shares of common stock for awards to employees, directors and consultants. These equity incentive plans authorize the issuance of equity-based compensation in the form of stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares and units, and other stock-based awards to qualified employees, directors and consultants. As of December 31, 2012, a total of 9,819 shares of common stock have been issued under our equity incentive plans.

As of December 31, 2012, a total of 1,362,258 shares were available for issuance under our equity compensation plans and stock-based awards to purchase 4,128,998 shares of common stock were outstanding (including 70,814 of restricted stock units and certain assumed options from 2007 covering 1,075 shares). We recognized $481,000, $552,000 and $1,466,000 of stock-based compensation expense in 2012, 2011 and 2010, respectively.

Stock Options

The weighted average fair value of options granted in 2012, 2011 and 2010 was $1.21, $2.30 and $2.22 per share, respectively. The total fair value of options vested during 2012, 2011 and 2010 was $420,000, $570,000 and $1,835,000, respectively. At December 31, 2012, total unrecognized estimated compensation cost related to unvested stock options was approximately $491,000, which is expected to be recognized by the end of 2016 using the straight-line method. The weighted average contractual life of unvested options at December 31, 2012 was 8.12 years. There is no aggregate intrinsic value of fully vested option shares and option shares expected to vest as of December 31, 2012 since the market value was less than the exercise price of the options at the end of the year.

A summary of our stock option activity and related information is as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding January 1, 2010	4,001,149	$4.94
Granted	390,437	2.96
Exercised	—	—
Forfeited / Terminated / Expired	(83,573)	6.39

Outstanding December 31, 2010	4,308,013	4.73
Granted	213,588	2.61
Exercised	—	—
Forfeited / Expired	(22,000)	3.46

Outstanding December 31, 2011	4,499,601	4.63
Granted	290,150	1.44
Exercised	—	—
Forfeited / Expired	(731,567)	4.92

Outstanding December 31, 2012	4,058,184	$4.36

Vested during 2012	227,975	$2.38
Vested and exercisable at December 31, 2012	3,761,922	$4.54

	December 31, 2012
	Options Outstanding			Options Vested and Exercisable
Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$1.23 – 2.96	838,609	6.21	$2.18	568,034	5.08	$2.33
$3.10 – 5.00	3,098,500	4.37	$4.88	3,072,813	4.38	$4.89
$5.28 – 7.80	120,000	7.09	$5.28	120,000	7.09	$5.28
$90.66	1,075	0.38	$90.66	1,075	0.38	$90.66

	4,058,184			3,761,922

Restricted Stock Units

A summary of our restricted stock unit activity and related information is as follows:

	Number of Restricted Stock Units	Weighted Average Fair Value
Outstanding December 31, 2010	—	$—
Granted	39,300	2.69
Vested/Issued	—	—
Forfeited/Expired	—	—

Outstanding December 31, 2011	39,300	$2.69
Granted	56,716	1.43
Vested/Issued	(9,819)	2.69
Forfeited/Expired	(15,383)	1.88

Outstanding December 31, 2012	70,814	$1.86

Vested/Issued during 2012	9,819	$2.69
Vested/Issued cumulative at December 31, 2012	9,819	$2.69

The weighted average fair value of restricted stock units granted in 2012 was $1.43 per share. Restricted stock units that vested during 2012 were 9,819 and none vested in 2011. At December 31, 2012, total unrecognized estimated compensation cost related to unvested restricted stock units was approximately $109,000, which is expected to be recognized by the end of 2016 using the straight-line method.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

H. Income Taxes

We had net operating loss and research and development tax credit carryforwards of approximately $71,522,000 and $4,176,000, respectively, at December 31, 2012, and approximately $54,918,000 and $4,176,000, respectively at December 31, 2011. Such losses and credits may be used to reduce future taxable income and tax liabilities and will expire at various dates between 2027 and 2032.

We have net operating loss carryforwards of approximately $6,698,000 (“Pre-Merger NOL”) that are limited for use under Section 382 of the Internal Revenue Code to an annual net operating loss carryforward of $464,000. The Pre-Merger NOL may be used to reduce future taxable income and tax liabilities and will expire at various dates between 2013 and 2027. However, as a result of our most recent equity offerings, all of the net operating loss and credit carryforwards may be significantly limited for use under Section 382 of the Internal Revenue Code.

Significant components of our deferred tax assets are as follows (in thousands):

	December 31,
	2012	2011
Net operating loss carryforwards	$24,318	$18,672
Net operating loss carryforwards — Pre-Merger NOL	2,277	2,435
Research and development credit carryforwards	4,176	4,176
License fee	0	684
Compensation expense	2,948	2,828
Other	503	477

Total deferred tax assets	34,222	29,272
Valuation allowance for deferred tax assets	(34,222)	(29,272)

Net deferred tax assets	$—	$—

Because of our cumulative losses, the deferred tax assets have been fully offset by a valuation allowance. We have not paid income taxes for the three-year period ended December 31, 2012.

Profit Sharing Plan and 401 (k) Plan	12 Months Ended
Dec. 31, 2012
Profit Sharing Plan and 401(k) Plan [Abstract]
Profit Sharing Plan and 401(k) Plan

I. Profit Sharing Plan and 401(k) Plan

We have a profit sharing and 401(k) plan that covers substantially all employees and allows for discretionary contributions by us. We began making employer contributions to this plan in 2011, and the expense was approximately $98,000 in 2012, $88,000 in 2011, and $0 in 2010.

Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Quarterly Financial Data (unaudited)

J. Quarterly Financial Data (unaudited)

The following table presents quarterly data for the years ended December 31, 2012 and 2011, in thousands, except per share data:

	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
Revenues	$2,747	$2,657	$1,015	$2,289	$8,708
Net loss	$(4,336)	$(3,713)	$(3,449)	$(3,237)	$(14,735)
Basic and diluted net loss per common share	$(0.17)	$(0.13)	$(0.12)	$(0.07)	$(0.45)

	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
Revenues	$2,990	$2,435	$2,354	$2,565	$10,344
Net loss	$(3,930)	$(3,223)	$(2,341)	$(4,252)	$(13,746)
Basic and diluted net loss per common share	$(0.18)	$(0.14)	$(0.10)	$(0.18)	$(0.59)

Due to the effect of quarterly changes to outstanding shares of common stock and weightings, the annual loss per share will not necessarily equal the sum of the respective quarters.

Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include our accounts and results of operations and those of our wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. Investments in joint ventures are accounted for using the equity method when we do not control the investee, but have the ability to exercise significant influence over the investee’s operations and financial policies. We liquidated our investment in our joint venture in January 2012 and recognized a gain of $183,000.

Revenue Recognition

Revenue Recognition

Our license and collaboration agreements may contain multiple elements, including license and technology access fees, research and development funding, manufacturing revenue, cost-sharing, milestones and royalties. The deliverables under such an arrangement are evaluated under Accounting Standards Codification (“ASC”) 605-25, Multiple-Element Arrangements. Effective January 1, 2011, we adopted ASU 2009-13, Multiple-Deliverable Revenue Arrangements (“ASU 2009-13”), which amended the guidance in ASC 605-25 on the accounting for arrangements involving the delivery of more than one element. Pursuant to the new standard, each required deliverable is evaluated to determine whether it qualifies as a separate unit of accounting based on whether the deliverable has “stand-alone value” to the customer. The arrangement’s consideration that is fixed or determinable is then allocated to each separate unit of accounting based on the relative selling price of each deliverable. In general, the consideration allocated to each unit of accounting is recognized as the related goods or services are delivered, limited to the consideration that is not contingent upon future deliverables.

We adopted this new accounting standard on a prospective basis for agreements containing multiple elements entered into on or after January 1, 2011, and for any agreements entered into prior to January 1, 2011, but materially modified on or after that date.

The primary impact of adopting the new standard is expected to be the earlier recognition of revenue for multiple element arrangements. The adoption of ASU 2009-13 did not have a material impact on our consolidated results of operations for the years ended December 31, 2011 and 2012, or on our financial position as of December 31, 2011 and 2012. The impact of adopting this new accounting standard is dependent on the terms and conditions of any future arrangements that we may enter into that include multiple elements and arrangements entered into prior to January 1, 2011 that are materially modified. Depending on the terms of any such arrangements, the adoption of this accounting standard may have a material impact on our consolidated results of operations or financial position as it may have the potential effect of less revenue deferral for new collaborations than we have historically experienced. We recognized revenue of $7.9 million for the year ended December 31, 2011 and deferred revenue of $3.1 million as of December 31, 2011 pertaining to collaborations which were entered into prior to our adoption of ASU 2009-13 and which were not modified on or after January 1, 2011. The performance period for our multiple element arrangements concluded in 2012.

For agreements entered into prior to January 1, 2011 and not materially modified thereafter, we continue to apply our prior accounting policy with respect to such arrangements. Under this policy, the deliverables under the arrangement are evaluated to assess whether they have standalone value and objective and reliable evidence of fair value, and if so, are accounted for as a single unit. We then recognize revenue for each unit based on the culmination of the earnings process under ASC 605-S25, issued as Staff Accounting Bulletin (“SAB”) Topic 13, and our estimated performance period for the single units of accounting based on the specific terms of each collaborative agreement. We subsequently adjust the estimated performance periods, if appropriate, on a prospective basis based upon available facts and circumstances. Future changes in estimates of the performance period may materially impact the timing of future revenue recognized. Amounts received prior to satisfying the revenue recognition criteria for contract revenues are recorded as deferred revenue in the accompanying balance sheets. Reimbursement amounts (other than those accounted for using collaboration accounting) paid to us are recorded on a gross basis in the statements of operations as contract revenues.

Effective January 1, 2011, we adopted ASU 2010 – 17, Revenue Recognition — Milestone Method. The adoption of the new standard did not have a material impact on our consolidated results of operations for the year ended December 31, 2011 or on our financial position as of December 31, 2011 as we had been recognizing revenue from at-risk, performance milestones that are substantive in the period that the milestone is achieved, as defined in the respective contracts.

Also included in contract revenue are license fees received from Bristol-Myers Squibb, which are specifically set forth in the license and collaboration agreement as amounts due to us based on our completion of certain tasks (e.g., delivery and acceptance of a cell line) and development milestones (e.g., clinical trial phases), and as such, are not based on estimates that are susceptible to change. Such amounts are invoiced and recorded as revenue as tasks are completed and as milestones are achieved.

Similarly, grant revenue consists of funding under cost reimbursement programs primarily from federal and state sources for qualified research and development activities performed by us, and as such, are not based on estimates that are susceptible to change. Such amounts are invoiced (unless prepaid) and recorded as revenue as tasks are completed.

Cash and Cash Equivalents

Cash and Cash Equivalents

We consider all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash equivalents are primarily invested in money market funds and commercial paper. The carrying amount of our cash equivalents approximates fair value due to the short maturity of the investments.

Research and Development

Research and Development

Research and development expenditures, which consist primarily of costs associated with external clinical and preclinical study fees, manufacturing costs, salaries and related personnel costs, legal expenses resulting from intellectual property application processes, and laboratory supply and reagent costs, including direct and allocated overhead expenses, are charged to expense as incurred.

Collaborative Arrangements

Collaborative Arrangements

Collaborative arrangements that involve cost or future profit sharing are reviewed to determine the nature of the arrangement and the nature of the collaborative parties’ businesses. The arrangements are also reviewed to determine if one party has sole or primary responsibility for an activity, or whether the parties have shared responsibility for the activity. If responsibility for an activity is shared and there is no principal party, then the related costs of that activity are recognized by us on a net basis in the statement of operations (e.g., total cost less reimbursement from collaborator). If we are deemed to be the principal party for an activity, then the costs and revenues associated with that activity are recognized on a gross basis in the statement of operations. The accounting may be susceptible to change if the nature of a collaborator’s business changes. Our only collaboration accounted for on a net basis was our cost-sharing collaboration with Angiotech Pharmaceuticals, Inc. (“Angiotech”), which was terminated in 2011.

Clinical Trial Costs

Clinical Trial Costs

Clinical trial costs are accrued based on work performed by outside contractors, who manage and perform the trials. We obtain initial estimates of total costs based on enrollment of subjects, project management estimates and other activities. Actual costs are typically charged to us and recognized as the tasks are completed by the contractor, and if we are invoiced based on progress payments as opposed to actual costs, we develop estimates of work completed to date. Accrued clinical trial costs may be subject to revisions as clinical trials progress, and any revisions are recorded in the period in which the facts that give rise to the revisions become known.

Royalties

Royalties

We may be required to make future royalty payments to certain parties based on product sales under license agreements. We did not pay any royalties during the three-year period ended December 31, 2012.

Investments in Available-for-Sale Securities

Investments in Available-for-Sale Securities

We determine the appropriate classification of investment securities at the time of purchase and re-evaluate such designation as of each balance sheet date. Our investments typically consist of United States government obligations and corporate debt securities, which are classified as available-for-sale and are valued based on quoted prices in active markets for identical assets (Level 1). Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of applicable tax, reported as a component of accumulated other comprehensive income. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization or accretion is included in interest income. Realized gains and losses on available-for-sale securities are included in interest income. The cost of securities sold is based on the specific identification method. Interest earned on securities classified as available-for-sale is included in interest income. None of our financial assets are in markets that are not active.

Long-Lived Assets

Long-Lived Assets

Equipment is stated at acquired cost less accumulated depreciation. Laboratory and office equipment are depreciated on the straight-line basis over the estimated useful lives (three to ten years). Leasehold improvements are amortized over the shorter of the lease term or estimated useful life.

Long-lived assets are evaluated for impairment when events or changes in circumstances indicate that the carrying amount of the asset or related group of assets may not be recoverable. If the expected future undiscounted cash flows are less than the carrying amount of the asset, an impairment loss is recognized at that time. Measurement of impairment may be based upon appraisal, market value of similar assets or discounted cash flows.

Patent Costs and Rights

Patent Costs and Rights

Costs of prosecuting and maintaining patents and patent rights are expensed as incurred. As of December 31, 2012, we have filed for broad intellectual property protection on our proprietary technologies. We currently have numerous United States patent applications and corresponding international patent applications related to our technologies, as well as many issued United States and international patents.

Comprehensive Income (Loss)	Comprehensive Income (Loss) Unrealized gains and losses on our available-for-sale securities are the only components of accumulated other comprehensive income.
Concentration of Credit Risk

Concentration of Credit Risk

Our accounts receivable are generally comprised of amounts due from collaborators and granting authorities and are subject to concentration of credit risk due to the absence of a large number of customers. At December 31, 2012, the majority of our accounts receivable are due from granting authorities. We do not require collateral from these customers.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Stock-Based Compensation

Stock-Based Compensation

We recognize stock-based compensation expense on the straight-line method and use a Black-Scholes option-pricing model to estimate the fair value of option awards. The expected term of options granted represent the period of time that option grants are expected to be outstanding. We use the “simplified” method to calculate the expected life of option grants given our limited history of exercise activity and determine volatility by using our historical stock volatility. The fair value of our restricted stock units are equal to the closing price of our common stock on the date of grant and is expensed over the vesting period on a straight-line basis. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by persons who receive equity awards.

Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. If actual forfeitures vary from the estimate, we recognize the difference in compensation expense in the period the actual forfeitures occur or when options vest.

All of the aforementioned estimates and assumptions are evaluated on a quarterly basis and may change as facts and circumstances warrant. Changes in these assumptions can materially affect the estimate of the fair value of our share-based payments and the related amount recognized in our financial statements.

The following weighted-average input assumptions were used in determining the fair value of the Company’s stock-based compensation awards:

	December 31,
	2012	2011	2010
Volatility	117.3%	125.7%	119.5%
Risk-free interest rate	0.8%	1.5%	1.0%
Expected life of option	5.72 years	5.96 years	4.09 years
Expected dividend yield	0.0%	0.0%	0.0%

Income Taxes

Income Taxes

Deferred tax liabilities and assets are determined based on the differences between the financial reporting and tax basis of assets and liabilities and are measured using the tax rate and laws currently in effect. We evaluate our deferred income taxes to determine if a valuation allowance should be established against the deferred tax assets or if the valuation allowance should be reduced based on consideration of all available evidence, both positive and negative, using a “more likely than not” standard.

We had no liability for uncertain income tax positions as of December 31, 2012 and 2011. Our policy is to recognize potential accrued interest and penalties related to the liability for uncertain tax benefits, if applicable, in income tax expense. Net operating loss and credit carryforwards since inception remain open to examination by taxing authorities, and will for a period post utilization.

Net Loss per Share

Net Loss per Share

Basic and diluted net loss per share has been computed using the weighted-average number of shares of common stock outstanding during the period. We have outstanding options and warrants that are not used in the calculation of diluted net loss per share because to do so would be anti-dilutive. The following instruments were excluded from the calculation of diluted net loss per share because their effects would be anti-dilutive:

	Year ended December 30,
	2012	2011	2010
Outstanding options	4,058,184	4,499,601	4,308,013
Restricted stock units	70,814	39,300	0
Outstanding warrants	5,806,853	6,435,496	5,125,496

	9,935,851	10,974,397	9,433,509

Reclassifications	Reclassifications Certain prior year amounts have been reclassified to conform with current year presentations.

Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Fair value of stock-based compensation awards

	December 31,
	2012	2011	2010
Volatility	117.3%	125.7%	119.5%
Risk-free interest rate	0.8%	1.5%	1.0%
Expected life of option	5.72 years	5.96 years	4.09 years
Expected dividend yield	0.0%	0.0%	0.0%

Instruments excluded from the calculation of diluted net loss per share

	Year ended December 30,
	2012	2011	2010
Outstanding options	4,058,184	4,499,601	4,308,013
Restricted stock units	70,814	39,300	0
Outstanding warrants	5,806,853	6,435,496	5,125,496

	9,935,851	10,974,397	9,433,509

Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Equipment [Abstract]
Equipment

	December 31,
Equipment consists of (in thousands):	2012	2011
Laboratory equipment	$6,741	$6,430
Office equipment and leasehold improvements	3,842	3,806

	10,583	10,236
Accumulated depreciation	(9,289)	(8,969)

	$1,294	$1,267

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments [Abstract]
Summary of available-for-sale securities

	Amortized Cost	Gross Unrealized Losses	Gross Unrealized Gains	Estimated Fair Value
December 31, 2011:
United States government obligations, including government-backed agencies	$3,999	$—	$—	$3,999

Fair values of our assets and liabilities measured at fair value on a recurring basis

		Fair Value Measurements at December 31, 2012 Using
Description	Balance as of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Warrant liabilities	$2,709	$—	$—	$2,709

		Fair Value Measurements at December 31, 2011 Using
Description	Balance as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available-for-sale securities	$3,999	$3,999	$—	$—
Warrant liabilities	$983	$—	$—	$983

Fair value of the warrants based on the historical volatilities

	Warrants Issued February 2011		Warrants Issued March 2012
Expected volatility	71.3%		80.7%
Risk-free interest rate	0.36%		0.72%
Expected life	3.08	years	4.20	years
Fair value at December 31, 2012 (in thousands)	$249		$2,460

Roll- forward of fair value measurements using significant unobservable inputs (Level 3) for the warrants

Year ended
December 31, 2012
Balance January 1, 2012	$983
Issuance of warrants March 2012	4,130
Settlements	—
(Gain) included in other income (expense), net, for the period	(2,404)

Balance December 31, 2012	$2,709

Capitalization and Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2012
Capitalization and Warrant Liability [Abstract]
Common stock shares reserved for future issuance

	December 31
	2012	2011
Stock-based compensation plans	5,490	5,500
Warrants to purchase common stock — 2007 offering	—	4,976
Warrants to purchase common stock — former lenders	149	149
Warrants to purchase common stock — 2011 offering	1,310	1,310
Warrants to purchase common stock — 2012 offering	4,348	—

	11,297	11,935

Outstanding warrants to purchase shares of common stock

Number of Underlying Shares	Exercise Price	Expiration
149,026	$5.00	June 8, 2014
1,310,000	$3.55	February 2, 2016
4,347,827	$2.07	March 14, 2017

5,806,853

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation [Abstract]
Summary of stock option activity and related information

	Number of Options	Weighted Average Exercise Price
Outstanding January 1, 2010	4,001,149	$4.94
Granted	390,437	2.96
Exercised	—	—
Forfeited / Terminated / Expired	(83,573)	6.39

Outstanding December 31, 2010	4,308,013	4.73
Granted	213,588	2.61
Exercised	—	—
Forfeited / Expired	(22,000)	3.46

Outstanding December 31, 2011	4,499,601	4.63
Granted	290,150	1.44
Exercised	—	—
Forfeited / Expired	(731,567)	4.92

Outstanding December 31, 2012	4,058,184	$4.36

Vested during 2012	227,975	$2.38
Vested and exercisable at December 31, 2012	3,761,922	$4.54

Summarizes information concerning options outstanding and options vested and exercisable

	December 31, 2012
	Options Outstanding			Options Vested and Exercisable
Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$1.23 – 2.96	838,609	6.21	$2.18	568,034	5.08	$2.33
$3.10 – 5.00	3,098,500	4.37	$4.88	3,072,813	4.38	$4.89
$5.28 – 7.80	120,000	7.09	$5.28	120,000	7.09	$5.28
$90.66	1,075	0.38	$90.66	1,075	0.38	$90.66

	4,058,184			3,761,922

Summary of restricted stock unit activity and related information

	Number of Restricted Stock Units	Weighted Average Fair Value
Outstanding December 31, 2010	—	$—
Granted	39,300	2.69
Vested/Issued	—	—
Forfeited/Expired	—	—

Outstanding December 31, 2011	39,300	$2.69
Granted	56,716	1.43
Vested/Issued	(9,819)	2.69
Forfeited/Expired	(15,383)	1.88

Outstanding December 31, 2012	70,814	$1.86

Vested/Issued during 2012	9,819	$2.69
Vested/Issued cumulative at December 31, 2012	9,819	$2.69

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components of Deferred tax assets

	December 31,
	2012	2011
Net operating loss carryforwards	$24,318	$18,672
Net operating loss carryforwards — Pre-Merger NOL	2,277	2,435
Research and development credit carryforwards	4,176	4,176
License fee	0	684
Compensation expense	2,948	2,828
Other	503	477

Total deferred tax assets	34,222	29,272
Valuation allowance for deferred tax assets	(34,222)	(29,272)

Net deferred tax assets	$—	$—

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Quarterly Financial Data (unaudited)

	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
Revenues	$2,747	$2,657	$1,015	$2,289	$8,708
Net loss	$(4,336)	$(3,713)	$(3,449)	$(3,237)	$(14,735)
Basic and diluted net loss per common share	$(0.17)	$(0.13)	$(0.12)	$(0.07)	$(0.45)

	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
Revenues	$2,990	$2,435	$2,354	$2,565	$10,344
Net loss	$(3,930)	$(3,223)	$(2,341)	$(4,252)	$(13,746)
Basic and diluted net loss per common share	$(0.18)	$(0.14)	$(0.10)	$(0.18)	$(0.59)

Background (Details)	12 Months Ended
Dec. 31, 2012 Segment
Background (Textual) [Abstract]
Number of business segment	1

Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of stock-based compensation awards
Volatility	117.30%	125.70%	119.50%
Risk-free interest rate	0.80%	1.50%	1.00%
Expected life of option	5 years 8 months 19 days	5 years 11 months 16 days	4 years 1 month 2 days
Expected dividend yield	0.00%	0.00%	0.00%

Accounting Policies (Details 1)	12 Months Ended
	Dec. 30, 2012	Dec. 30, 2011	Dec. 30, 2010
Instruments excluded from the calculation of diluted net loss per share
Total	9,935,851	10,974,397	9,433,509
Outstanding options [Member]
Instruments excluded from the calculation of diluted net loss per share
Total	4,058,184	4,499,601	4,308,013
Restricted stock units [Member]
Instruments excluded from the calculation of diluted net loss per share
Total	70,814	39,300	0
Outstanding Warrants [Member]
Instruments excluded from the calculation of diluted net loss per share
Total	5,806,853	6,435,496	5,125,496

Accounting Policies (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies (Textual) [Abstract]
Recognized gain on investment in joint venture	$ 183,000,000
Revenue			7,900,000
Deferred revenue			3,140,000
Liquid investments with a maturity		Three months or less
Payments for Royalties		0
Liability for uncertain income tax		$ 0	$ 0
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Estimated useful life of long-lived assets		10 years
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Estimated useful life of long-lived assets		3 years

Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Equipment
Equipment, Gross	$ 10,583	$ 10,236
Accumulated depreciation	(9,289)	(8,969)
Equipment, net	1,294	1,267
Laboratory equipment [Member]
Equipment
Equipment, Gross	6,741	6,430
Office equipment and leasehold improvements [Member]
Equipment
Equipment, Gross	$ 3,842	$ 3,806

Financial Instruments (Details) (U.S. government obligations, including government-backed agencies [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
U.S. government obligations, including government-backed agencies [Member]
Summary of available-for-sale securities
Amortized Cost	$ 3,999
Gross Unrealized Losses
Gross Unrealized Gains
Estimated Fair Value	$ 3,999

Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair values of our assets and liabilities measured at fair value on a recurring basis
Warrant liabilities	$ 2,709	$ 983
Fair Value Measurements, Recurring basis [Member]
Fair values of our assets and liabilities measured at fair value on a recurring basis
Available-for-sale securities		3,999
Warrant liabilities	2,709	983
Fair Value Measurements, Recurring basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair values of our assets and liabilities measured at fair value on a recurring basis
Available-for-sale securities		3,999
Warrant liabilities
Fair Value Measurements, Recurring basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair values of our assets and liabilities measured at fair value on a recurring basis
Available-for-sale securities
Warrant liabilities
Fair Value Measurements, Recurring basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair values of our assets and liabilities measured at fair value on a recurring basis
Available-for-sale securities
Warrant liabilities	$ 2,709	$ 983

Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Warrants Issued February 2011 [Member]	Dec. 31, 2011 Warrants Issued March 2012 [Member]
Fair value of the warrants based on the historical volatilities
Expected volatility			71.30%	80.70%
Risk-free interest rate			0.36%	0.72%
Expected life			3 years 29 days	4 years 2 months 12 days
Fair value at December 31, 2012	$ 2,709	$ 983	$ 249	$ 2,460

Financial Instruments (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Roll- forward of fair value measurements using significant unobservable inputs (Level 3) for the warrants
Beginning Balance	$ 983
Issuance of warrants March 2012	4,130
Settlements
(Gain) included in other income (expense), net, for the period	(2,404)	(812)
Ending Balance	$ 2,709	$ 983

Financial Instruments (Details Textual) (USD $)	12 Months Ended
	Dec. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2012
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Rent		$ 267,000
Financial Instruments (Textual) [Abstract]
Investments		0
Realized gains or losses on available-for-sale security	0	183,000	55,000
Net unrealized gain (loss) on available-for-sale security		0	0
Lease expiration period		March 2016
Aggregate rent expense		415,000	397,000	387,000
Future annual minimum lease commitments for 2013		444,000
Future annual minimum lease commitments for 2014		453,000
Future annual minimum lease commitments for 2015		370,000
Future annual minimum lease commitments for 2016		67,000
Forgivable loan					500,000
Interest on forgivable loan					4.25%
Non current note payable		169,000
Period for loan forgivable		three to four years
Right to receive remaining milestone payments			1,300,000
Original amount			2,250,000
Milestone in share of common stock		75.00%
Milestone payments were paid to the lenders		1,300,000	900,000	0
Interest paid		0
Belgium [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Rent		$ 159,000

Collaborations and Revenue Recognition (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Collaborations and Revenue Recognition (Textual) [Abstract]
Remaining license fee receipt	$ 2,000,000
Additional cash payment receivable contingent	35,500,000
Pfizer [Member]
Collaborative Arrangements and Revenue Recognition [Line Items]
Milestone revenue	0	0	0
Angiotech [Member]
Collaborative Arrangements and Revenue Recognition [Line Items]
Third party license fees if AMI collaboration is established	0.00%
Third party license fees if AMI collaboration is established after initiation of enrollment	15.00%
Third party license fees to Angiotech	10.00%
Maximum license fees paid to Angiotech	5,000,000
Clinical costs were recorded net of Angiotech cost-share reimbursements		312,000	628,000
Expiration of termination agreement minimum	24 months
Expiration of termination agreement maximum	36 months
RTI Biologics, Inc. [Member]
Collaborative Arrangements and Revenue Recognition [Line Items]
Milestone revenue	0	0
Guaranteed license fee recognized	3,000,000
Contingent license fee payments	2,000,000
License fee installments	5,000,000
Royalty revenue	$ 0	$ 0

Capitalization and Warrant Liability (Details) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Common Stock Shares Reserved For Future Issuance
Common Stock Shares Reserved For Future Issuance	11,297	11,935
Stock-based compensation plans [Member]
Common Stock Shares Reserved For Future Issuance
Common Stock Shares Reserved For Future Issuance	5,490	5,500
Warrants to purchase common stock 2007 offering [Member]
Common Stock Shares Reserved For Future Issuance
Common Stock Shares Reserved For Future Issuance		4,976
Warrants to purchase common stock former lenders [Member]
Common Stock Shares Reserved For Future Issuance
Common Stock Shares Reserved For Future Issuance	149	149
Warrants to purchase common stock 2011 offering [Member]
Common Stock Shares Reserved For Future Issuance
Common Stock Shares Reserved For Future Issuance	1,310	1,310
Warrants to purchase common stock 2012 offering [Member]
Common Stock Shares Reserved For Future Issuance
Common Stock Shares Reserved For Future Issuance	4,348

Capitalization and Warrant Liability (Details 1)	Dec. 31, 2012	Mar. 31, 2012	Feb. 28, 2011
Outstanding warrants to purchase shares of common stock
Number of Underlying Shares	5,806,853	4,347,827	1,310,000
Exercise Price	1.01	2.07	3.55
June 8, 2014 [Member]
Outstanding warrants to purchase shares of common stock
Number of Underlying Shares	149,026
Exercise Price	5
Expiration	Jun 8, 2014
February 2, 2016 [Member]
Outstanding warrants to purchase shares of common stock
Number of Underlying Shares	1,310,000
Exercise Price	3.55
Expiration	Feb 2, 2016
March 14, 2017 [Member]
Outstanding warrants to purchase shares of common stock
Number of Underlying Shares	4,347,827
Exercise Price	2.07
Expiration	Mar 14, 2017

Capitalization and Warrant Liability (Details Textual) (USD $)	1 Months Ended				3 Months Ended	12 Months Ended
	Oct. 31, 2012	Mar. 31, 2012	Nov. 30, 2011	Feb. 28, 2011 Securities	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2012
Capitalization and Warrant Liability (Textual) [Abstract]
Common stock, shares authorized					100,000,000	100,000,000	100,000,000
Preferred stock, shares authorized					10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Proceeds from issuance of common stock, net	$ 18,300,000	$ 8,100,000
Issuance of common stock New Issue	19,802,000	4,347,827		4,366,667
Issuance of common stock shares per share	$ 1.01
Additional shares of common stock								2,970,300
Proceeds from issuance of common stock								2,800,000
Common stock warrants period		5 years		5 years
Common stock purchased under warrants		4,347,827		1,310,000	5,806,853	5,806,853
Common stock exercise price		2.07		3.55	1.01	1.01
Common stock at an offering price of fixed combination		$ 2.07		$ 3
Equity purchase agreement, term			2 years
Equity purchase agreement, value			20,000,000
Initial investment			1,000,000
Common stock issuance (shares) under equity purchase agreement			666,667		800,000	800,000
Common stock per share			$ 1.5
Common stock issuance (shares) under equity purchase agreement			266,667
Sale of additional shares at an average price						$ 1.57
Common stock issuance (shares) under equity purchase agreement					0
Net proceeds through issuance of common stock				$ 11,800,000		$ 30,357,000	$ 12,595,000
Ratio of common stock to warrant in fixed combination				0.3

Stock-Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of stock option activity and related information
Number of Options Outstanding, Beginning Balance	4,499,601	4,308,013	4,001,149
Number of Options, Granted	290,150	213,588	390,437
Number of Options, Exercised
Number of Options, Forfeited/Terminated/ Expired	(731,567)	(22,000)	(83,573)
Number of Options Outstanding, Ending Balance	4,058,184	4,499,601	4,308,013
Number of Options, Vested during 2012	227,975
Number of Options, Vested and exercisable at December 31, 2012	3,761,922
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 4.63	$ 4.73	$ 4.94
Weighted Average Exercise Price, Granted	$ 1.44	$ 2.61	$ 2.96
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited/Terminated/ Expired	$ 4.92	$ 3.46	$ 6.39
Weighted Average Exercise Price Outstanding, Ending Balance	$ 4.36	$ 4.63	$ 4.73
Weighted Average Exercise Price, Vested during 2012	$ 2.38
Weighted Average Exercise Price, Vested and exercisable at December 31, 2012	$ 4.54

Stock-Based Compensation (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Summarizes information concerning options outstanding and options vested and exercisable
Options outstanding, Number of Options	4,058,184
Options Vested and Exercisable, Number of Options	3,761,922
1.23 - 2.96 Exercise Price [Member]
Summarizes information concerning options outstanding and options vested and exercisable
Exercise price lower range	$ 1.23
Exercise price upper range	$ 2.96
Options outstanding, Number of Options	838,609
Option Outstanding, Weighted Average Remaining Contractual Life	6 years 2 months 16 days
Options Outstanding, Weighted Average Exercise Price	$ 2.18
Options Vested and Exercisable, Number of Options	568,034
Options Vested and Exercisable, Weighted Average Remaining Contractual Life	5 years 29 days
Options Vested and Exercisable, Weighted Average Exercise Price	$ 2.33
3.10 - 5.00 Exercise Price [Member]
Summarizes information concerning options outstanding and options vested and exercisable
Exercise price lower range	$ 3.1
Exercise price upper range	$ 5
Options outstanding, Number of Options	3,098,500
Option Outstanding, Weighted Average Remaining Contractual Life	4 years 4 months 13 days
Options Outstanding, Weighted Average Exercise Price	$ 4.88
Options Vested and Exercisable, Number of Options	3,072,813
Options Vested and Exercisable, Weighted Average Remaining Contractual Life	4 years 4 months 17 days
Options Vested and Exercisable, Weighted Average Exercise Price	$ 4.89
5.28 -7.80 Exercise Price [Member]
Summarizes information concerning options outstanding and options vested and exercisable
Exercise price lower range	$ 5.28
Exercise price upper range	$ 7.8
Options outstanding, Number of Options	120,000
Option Outstanding, Weighted Average Remaining Contractual Life	7 years 1 month 2 days
Options Outstanding, Weighted Average Exercise Price	$ 5.28
Options Vested and Exercisable, Number of Options	120,000
Options Vested and Exercisable, Weighted Average Remaining Contractual Life	7 years 1 month 2 days
Options Vested and Exercisable, Weighted Average Exercise Price	$ 5.28
90.66 Exercise Price [Member]
Summarizes information concerning options outstanding and options vested and exercisable
Exercise price upper range	$ 90.66
Options outstanding, Number of Options	1,075
Option Outstanding, Weighted Average Remaining Contractual Life	4 months 17 days
Options Outstanding, Weighted Average Exercise Price	$ 90.66
Options Vested and Exercisable, Number of Options	1,075
Options Vested and Exercisable, Weighted Average Remaining Contractual Life	4 months 17 days
Options Vested and Exercisable, Weighted Average Exercise Price	$ 90.66

Stock-Based Compensation (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Restricted Stock Units
Number of Restricted Stock Units, Outstanding, Ending balance	70,814
Number of Restricted Stock Units, Vested/issued during 2012	(9,819)	0
Weighted Average Fair Value
Weighted Average Fair Value, Granted	$ 1.43
Restricted Stock Units (RSUs) [Member]
Number of Restricted Stock Units
Number of Restricted Stock Units, Outstanding, Ending balance	70,814	39,300
Number of Restricted Stock Units, Granted	56,716	39,300
Number of Restricted Stock Units, Forfeited / Expired	(15,383)
Number of Restricted Stock Units, Vested/issued during 2012	(9,819)
Number of Restricted Stock Units, Vested/Issued Cumulative	9,819
Weighted Average Fair Value
Weighted Average Fair Value, Beginning Balance	$ 2.69
Weighted Average Fair Value, Granted	$ 1.43	$ 2.69
Weighted Average Fair Value, Forfeited/Expired	$ 1.88
Weighted Average Fair Value, Ending Balance	$ 1.86	$ 2.69
Weighted Average Fair Value, Vested/Issued during 2012	$ 2.69
Weighted Average Fair Value Vested and Exercisable	$ 2.69

Stock-Based Compensation (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock outstanding	4,058,184	4,499,601	4,308,013	4,001,149
Stock-Based Compensation (Textual) [Abstract]
Common stock shares issued	9,819
Common stock authorized for equity incentive plans	5,500,000
Shares available for issuance	1,362,258
Restricted stock units	70,814
Stock-based compensation expense	$ 481,000	$ 552,000	$ 1,466,000
Weighted average fair value of options granted	$ 1.21	$ 2.3	$ 2.22
Total fair value of options vested	420,000	570,000	1,835,000
Total unrecognized estimated compensation cost	491,000
Weighted average contractual life of unvested options	8 years 1 month 13 days
Intrinsic value of fully vested option shares	0
Weighted average fair value, granted	$ 1.43
Restricted stock vested	9,819	0
Estimated compensation cost of unvested restricted stock	$ 109,000
Stock Options [Member] | 2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock outstanding	1,075

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components of Deferred tax assets
Net operating loss carryforwards	$ 24,318	$ 18,672
Net operating loss carryforwards Pre-Merger NOL	2,277	2,435
Research and development credit carryforwards	4,176	4,176
License fee	0	684
Compensation expense	2,948	2,828
Other	503	477
Total deferred tax assets	34,222	29,272
Valuation allowance for deferred tax assets	(34,222)	(29,272)
Net deferred tax assets

Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes (Textual) [Abstract]
Net operating loss	$ 71,522,000	$ 4,176,000
Research and development tax credit	4,176,000	4,176,000
Future taxable income and tax liabilities expires	expire at various dates between 2027 and 2032
Net operating loss carry forward	6,698,000
Annual net operating loss	464,000
Tax liability expires	expire at various dates between 2013 and 2027
Income tax paid	$ 0

Profit Sharing Plan and 401 (k) Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Profit Sharing Plan and 401 (k) Plan (Textual) [Abstract]
Employer contribution for profit sharing plan	$ 98,000	$ 88,000	$ 0

Quarterly Financial Data (unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data (unaudited)
Revenues	$ 2,289	$ 1,015	$ 2,657	$ 2,747	$ 2,565	$ 2,354	$ 2,435	$ 2,990	$ 8,708	$ 10,344	$ 8,939
Net loss	$ (3,237)	$ (3,449)	$ (3,713)	$ (4,336)	$ (4,252)	$ (2,341)	$ (3,223)	$ (3,930)	$ (14,735)	$ (13,746)	$ (11,377)
Basic and diluted net loss per common share	$ (0.07)	$ (0.12)	$ (0.13)	$ (0.17)	$ (0.18)	$ (0.1)	$ (0.14)	$ (0.18)	$ (0.45)	$ (0.59)	$ (0.6)